Cash flows from changes in working capital (Tables)	12 Months Ended
Mar. 31, 2021
Statement of cash flows [abstract]
Disclosure of Detailed Information about Cash Flows from Changes in Working Capital	Cash flows from changes in working capital

(EUR thousand)	For the financial year ended March 31
	2021	2020	2019
Trade receivables	111,033	105,169	20,792
Other current receivables	3,450	14,690	(15,579)
Prepaid expenses	3,023	6,890	(540)
(Increase) / Decrease in operating receivables	117,506	126,749	4,673
Trade payables	(89,462)	(25,432)	(7,040)
Other current liabilities	(1,622)	(14,795)	10,888
Accrued liabilities	(6,579)	2,458	(5,200)
Increase / (decrease) in operating payables	(97,663)	(37,769)	(1,352)
Cash flows from changes in working capital	19,843	88,980	3,321